Nonoperating Income (Expense) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Other components of net periodic benefits cost (less than for periods ending June 30, 2023)	$ 1	$ 1	$ 1	$ 1	$ (1)	$ (1)	$ 2
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on product line disposition			15	0	0	0	(8)
Impairment of equity method investment		$ 15	0	$ 15	$ 15	$ 0	$ 0
Disposed of by Sale | Water Quality
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on product line disposition			$ 15